Taxation - Schedule of Components of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2011 PRC entities [Member] CNY	Dec. 31, 2010 PRC entities [Member] CNY	Dec. 31, 2012 Non-PRC entities [Member] CNY	Dec. 31, 2011 Non-PRC entities [Member] CNY	Dec. 31, 2010 Non-PRC entities [Member] CNY
Income Taxes [Line Items]
Current income tax expense		93,081	84,936	58,101	93,081	84,936	58,101
Deferred income tax expense (benefit)	401	2,498	(3,880)	(1,020)	2,498	(3,880)	(1,020)
Income tax expense	$ 15,341	95,579	81,056	57,081	95,579	81,056	57,081